Consolidated Statements of Profit or Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Continuing operations:
Revenue	$ 36,280,502	$ 33,965,648		$ 34,668,872
Cost of sales	(30,889,226)	(30,196,382)		(31,056,994)
Gross profit	5,391,276	3,769,266		3,611,878
Provision for expected credit loss on trade receivables and other receivables	(899,433)
Allowance for doubtful debts on a related party receivable	(5,637,527)
Impairment loss on goodwill	(2,267,583)
Impairment loss on intangible assets	(3,713,551)
Provision for and write off of withholding taxes receivable	(683,344)	(448,243)		(190,038)
Provision for obsolete inventory	(3,797,552)	(942,882)	[2]		[2]
Impairment loss on fixed assets	(3,682,789)	(4,408,037)
Stock-based compensation expense	(1,101,800)	(252,095)
Selling, distribution and administrative expenses	(12,910,475)	(14,544,248)		(7,174,290)
Operating loss	(29,302,778)	(16,826,239)		(3,752,450)
Other income, net	461,926	87,616		292,732
Foreign exchange gains (losses), net	305,026	(590,965)		(1,819,661)
Finance costs	(653,374)	(1,141,830)		(984,843)
Loss before income tax from continuing operations	(29,189,200)	(18,471,418)		(6,264,222)
Provision for income tax (expense) benefit	(434,320)	(132,208)		732,868
Net loss for the year from continuing operations	(29,623,520)	(18,603,626)	[2]	(5,531,354)	[2]
Discontinued operations:
Net profit (loss) for the year from discontinued operations	34,138	(62,432)	[2]	39,700	[2]
Net loss for the year	(29,589,382)	(18,666,058)	[2]	(5,491,654)	[2]
Net loss attributable to non-controlling interests	17,721	101,264		9,727
Net loss attributable to equity holders of the Company	$ (29,571,661)	$ (18,564,794)		$ (5,481,927)
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (4.53)	$ (14.97)	[3]	$ (11.9)	[3]
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (4.53)	$ (14.9)	[3]	$ (11.98)	[3]
Weighted average number of shares used in computation:
Weighted average number of shares used in computation: Basic (in Shares)	6,531,918	1,239,852	[3]	460,719	[3]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[3]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.